Investments accounted for using the equity method - Summary of financial information related to FCA Bank and the finance companies in partnership with Santander Consumer Finance (Details) - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	€ 10,099	€ 5,033
Cash and cash equivalents	43,669	46,433
Total Equity	82,120	72,382		€ 56,307		€ 23,873
Carrying amount of interest	6,013	4,561
Interest and similar expenses	(1,064)	(959)		(545)
Income tax expense	(3,793)	(2,729)	[1]	(1,911)	[1]
Net profit/(loss) from continuing operations	18,625	16,779	[1]	13,218	[1]
Net profit	18,625	16,779	[1]	14,208	[1]
Total Comprehensive income attributable to owners of the parent (A+B)	15,658	19,781		18,020
Company’s share of net profit	547	286		737
Finance companies in partnership with SCF
Disclosure Of Joint Ventures And Associates [Line Items]
Financial assets	34,499	33,616
Cash and cash equivalents	3,452	2,527
Other assets	1,583	1,600
Financial liabilities	29,382	28,558
Other liabilities	2,746	2,474
Total Equity	3,954	4,184
Company’s share of net assets	1,977	2,092
Carrying amount of interest	1,977	2,092
Interest and similar income	3,303	2,592		2,300
Interest and similar expenses	(2,084)	(1,258)		(997)
Income tax expense	(239)	(219)		(210)
Net profit/(loss) from continuing operations	628	690		673
Net profit	628	690		673
Net profit attributable to owners of the parent (A)	314	345		336
Other comprehensive income/(loss) attributable to owners of the parent (B)	3	(8)		15
Total Comprehensive income attributable to owners of the parent (A+B)	317	337		351
Company’s share of net profit	€ 314	€ 345		€ 336

[1]	Share of the profit of equity method investees is included in our Operating income effective January 1, 2023. Comparatives for 2022 and 2021 have been adjusted accordingly.
Refer to Note 2, Basis of preparation for additional information